Common Stock	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Common Stock
6.	Common Stock

The calculation of both basic and diluted number of weighted average outstanding shares as of:

	June 30, 2015	June 30, 2016
Basic weighted average number of shares	55,356,483	55,401,805
Effect of dilutive potential share options:	313,226	376,963

Diluted weighted average number of shares	55,669,709	55,778,768

On March 17, 2015, the Company granted 158,885 share options under the 2013 Long Term Incentive Plan (“the 2013 Plan”) to officers and employees of the Company. As of June 30, 2016, 2,700 of these options had been forfeited.

On April 14, 2014, the Company granted 197,055 share options under the 2013 Plan, and on October 14, 2014 the Company granted an additional 30,000 share options under the 2013 Plan, to officers and employees of the Company. As of March 31, 2016, 8,000 of these share options had been forfeited.

The diluted effect of 376,963 share options for the six months ended June 30, 2016 is related to the 375,240 of unvested share options outstanding at June 30, 2016 following the forfeiture of 3,200 share options on April 8, 2016. The shares of the Company’s common stock are trading on the New York Stock Exchange, under the ticker symbol “NVGS.”